Commitments and Contingencies - Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Lease Commitments
Rent expense	$ 506,000	$ 259,000	$ 1,519,000	$ 757,000	$ 1,098,000	$ 938,000	$ 922,000
Annual minimum lease payments under non-cancelable future operating lease commitments
2017					1,974,000
2018	2,033,000		2,033,000		2,033,000
2019	1,915,000		1,915,000		1,915,000
Total minimum lease payments	$ 4,455,000		$ 4,455,000		$ 5,922,000
Facility lease
Lease Commitments
Term of renewal provision			3 years		3 years
Lease incentives reflected as deferred rent					$ 369,000